Stock Options	12 Months Ended
Aug. 31, 2024
Stock Options
Stock Options

13. Stock Options

The Company established an Equity Incentive Plan whereby our Board, pursuant to shareholder approved amendments, may grant up to 1,037,544 stock options to directors, officers, employees, and consultants with such number being increased to up to 10% of the issued share capital at the end of each calendar year, at the discretion of the board, pursuant to an evergreen formula.

Stock options may be exercised for a maximum period of up to ten (10) years but to date all currently issued options must be exercised, as determined by our Board, by no later than five years from the date of grant. The exercise price of an option is equal to or greater than the closing market price of the Company’s common shares on the day of or preceding the date of grant. Vesting terms are set by our Board. The estimated fair value of each stock option award is estimated on the date of grant using the Black-Scholes option pricing model.

Fiscal 2024 Activity

The Company granted the following stock options during the year ended August 31, 2024:

Grant Date	Granted Quantity	Exercise Price	Contractual Life (years)
10/26/2023	85,000	$1.15	5
3/15/2024	200,000	$2.93	5
4/26/2024	151,500	$2.36	5
7/26/2024	48,000	$3.39	5
7/26/2024	12,000	$3.39	2
8/31/2024	200,000	$3.92	5
	696,500	$2.91	4.95

Of the 200,000 options granted on March 15, 2024, 150,000 were subsequently cancelled and 50,000 were fully vested.

Fiscal 2023 Activity

The Company granted the following stock options during the year ended August 31, 2023:

Options	Weighted Average Exercise Price	Contractual Life (years)
41,200	$1.96	5
5,000	$2.73	5
3,400	$3.04	5
20,000	$0.87	5
69,600	$1.75	(Avg. Contractual Life) 5

During the year ended August 31, 2023, 267,969 previously granted options with exercise prices ranging from $9.60 to $4.80 were repriced to $3.00 following shareholder approval obtained at the Company’s annual shareholder meeting held on May 9, 2023.

A continuity schedule for stock options is presented below:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Balance August 31, 2022	424,836	6.45
Cancelled/expired	(47,500)	2.98
Granted	69,600	1.75
Balance August 31, 2023	446,936	$3.32	3.25	$3,600
Cancelled/expired	(196,000)	$2.94	4.27
Exercised	(2,500)	$1.15	4.16
Granted	696,500	$2.91	4.63
Balance August 31, 2024 (Outstanding)	944,936	3.11	3.64	971,959
Balance August 31, 2024 (Exercisable)	734,936	2.88	3.31	971,959

The intrinsic value of stock option awards that vested during the fiscal year represents the value of the Company’s closing stock price on the last trading day of the fiscal year in excess of the exercise price multiplied by the number of vested options.

The fair value of options awarded during the fiscal years ended August 31, 2024 and August 31, 2023 totaled $1,267,732 and $89,057, respectively.

The fair value of options granted was estimated as of the date of the grant by using the Black-Scholes option pricing model with the following assumptions:

	August 31, 2024	August 31, 2023
Expected Volatility	92%-98%	98%-119%
Risk Free interest rate	3.77%-5.03%	0.78%-3.30%
Expected life	2.5-4.0 years	5.0 years
Dividend Yield	0.00%	0.00%
Estimated fair value per option	$0.63-$2.57	$2.25-$5.10

Stock-based compensation expense for the fiscal years ended August 31, 2024 and August 31, 2023 totaled $492,236 and $170,382, respectively. Of the current fiscal year expense, $453,119 relates to current year option awards, and $39,117 relates to the vesting of options awarded in previous fiscal years.

As of August 31, 2024, unrecognized non-cash stock-based compensation expense totaled $533,619 related to 210,000 unvested stock options with a weighted average exercise price of $3.89. This expense is expected to be recognized over a weighted average period of 2.26 years.